UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: One Maritime Plaza, Suite 1300
         San Francisco, CA  94111

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     415-981-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     San Francisco, CA     August 05, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $539,594 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       DBCV  3.000%12/0 00846UAB7      490   500000 PRN      SOLE                   500000        0        0
AMERICAN INTL GROUP INC        COM              026874107     5304    96129 SH       SOLE                    96129        0        0
AWARE INC MASS                 COM              05453N100       24    10100 SH       SOLE                    10100        0        0
BAXTER INTERNATIONAL           RIGHTSCV         071813125        0    66000 SH       SOLE                    66000        0        0
CARDINAL HEALTH INC            COM              14149Y108    49321   767047 SH       SOLE                   767047        0        0
CLOROX CO DEL                  COM              189054109    60521  1419020 SH       SOLE                  1419020        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      208     5000 SH       SOLE                     5000        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    35718   703521 SH       SOLE                   703521        0        0
FEDERAL NATL MTG ASSN          COM              313586109      256     3800 SH       SOLE                     3800        0        0
I2 TECHNOLOGIES INC            NOTE  5.250%12/1 465754AF6    10680 13961000 PRN      SOLE                 13961000        0        0
I2 TECHNOLOGIES INC            COM              465754109      199   197071 SH       SOLE                   197071        0        0
IRON MTN INC PA                COM              462846106    15434   416120 SH       SOLE                   416120        0        0
LAM RESEARCH CORP              NOTE  4.000% 6/0 512807AE8     1287  1325000 PRN      SOLE                  1325000        0        0
LIZ CLAIBORNE INC              COM              539320101    15583   442072 SH       SOLE                   442072        0        0
MICROSOFT CORP                 COM              594918104    22937   894572 SH       SOLE                   894572        0        0
NIKE INC                       CL B             654106103    35577   665120 SH       SOLE                   665120        0        0
PAYCHEX INC                    COM              704326107    21854   743578 SH       SOLE                   743578        0        0
PROGRESSIVE CORP OHIO          COM              743315103    77519  1060455 SH       SOLE                  1060455        0        0
SAFEWAY INC                    COM NEW          786514208    30073  1469842 SH       SOLE                  1469842        0        0
SEALED AIR CORP                3% DUE 33        81211KAG5      498   500000 PRN      SOLE                   500000        0        0
SEALED AIR CORP NEW            PFD CV A $2      81211K209     3233    63452 SH       SOLE                    63452        0        0
SEALED AIR CORP NEW            COM              81211K100      753    15800 SH       SOLE                    15800        0        0
SIEBEL SYS INC                 NOTE  5.500% 9/1 826170AC6      389   380000 PRN      SOLE                   380000        0        0
VIACOM INC                     CL B             925524308    49404  1131552 SH       SOLE                  1131552        0        0
WATERS CORP                    COM              941848103    50965  1749575 SH       SOLE                  1749575        0        0
WELLS FARGO & CO NEW           COM              949746101    51367  1019194 SH       SOLE                  1019194        0        0